Debt (Details 1)	Jun. 30, 2016 USD ($)
2016	$ 18,843,632
2017	37,687,264
2018	35,187,264
2019	33,687,264
2020	33,687,264
2021	36,892,264
2022	192,213,232
Net Total Debt	$ 388,198,184